INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Scehedule of income tax provision
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
Statutory state and local income tax rate , net of federal benefit	11.9%	11.9%
Change in valuation allowance	(32.9)%	(32.9)%
Effective tax rate	0.00%	0.00%

Scehedule of temporary differences in the recognition of income and expenses
	2022	2021
Deferred tax assets Federal*:
Net operating loss carry forward	$10,749,088	$6,327,783
Less: valuation allowance	(10,749,088)	(6,327,783)
Net deferred tax asset	$-	$-